TAXES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF COMPONENTS OF PROVISION (BENEFIT) FOR INCOME TAXES

The provision for income taxes consisted of the following:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Current:
- Local	$(22,205)	$-	$(22,205)	$-
- Foreign	(14,461)	-	(41,185)	-

Deferred:
- Local	-	-	-	-
- Foreign	32,695	(134,067)	53,299	(134,067)
Provision for income tax	$(3,971)	$(134,067)	$(10,091)	$(134,067)

The (provision for) benefit of income taxes consisted of the following:

	For the Years Ended December 31,		For the Six Months Ended December 31,
	2020	2019	2019
		(Unaudited)
Current:
- U.S.	$-	$-	$-
- Foreign	16,748	6,965	-

Deferred:
- U.S.	-	-	-
- Foreign	(178,329)	-	-

(Provision for) benefit of income taxes	$(161,581)	$6,965	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of June 30, 2021	As of December 31, 2020

Deferred tax assets:
Net operating loss carry forwards in U.S.	$42,902	$-
Net operating loss carry forwards in Malaysia	47,090	62,678
Less: valuation allowance	(42,902)	-
Deferred tax liabilities:
Depreciation	-	(68,421)
Deferred tax assets (liabilities), net	$47,090	$(5,743)

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2020	As of December 31, 2019

Deferred tax assets:
Net operating loss carry forwards in U.S.	$65,648	$43,410
Net operating loss carry forwards in Malaysia	62,678	-
Less: valuation allowance	(65,648)	(43,410)
Deferred tax liabilities:
Depreciation	(68,421)	-
Deferred tax liabilities, net	$(5,743)	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended			For the six months ended
	December 31,			December 31,
	2020		2019	2019
			(Unaudited)
U.S. statutory rate	21.0%		21.0%	21.0%
Valuation allowance	(4.0)%		(21.0)%	(21.0)%
Differential tax rate in Malaysia	3.0%		0.0%	0.0%
Permanent difference	11.3%	(1)	1.0%	0.0%
Effective tax rate	31.3%		1.0%	0.0%

(1)	10.2% represents expenses incurred in AATP US that were not deductible in the Malaysia tax returns. 0.2% represents income derived in AATP HK that were not taxable in the Malaysia tax returns. 1.3% represents expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax returns.

Superior Living SDN. BHD. [Member]
SCHEDULE OF COMPONENTS OF PROVISION (BENEFIT) FOR INCOME TAXES

Significant components of the provision (benefit) for income taxes are as follows:

	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Current	$-	$-
Deferred	50,833	(57,232)
Provision (benefit) for income taxes	$50,833	$(57,232)

Significant components of the provision (benefit) for income taxes are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Current	$(61,402)	$580,734
Deferred	(250,822)	16,814
Provision (benefit) for income taxes	$(312,224)	$597,548

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of March 31,	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$196,494	$260,479
Deferred tax liabilities:
Deprecation	(24,244)	(25,682)
Deferred tax assets, net	$172,250	$234,797

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of	As of
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$260,479	$-
Deferred tax liabilities:
Deprecation	(25,682)	(18,901)
Deferred tax assets (liabilities), net	$234,797	$(18,901)

SUMMARY OF PREPAID TAXES

The following table contains the detail of prepaid taxes:

	As of March 31, 2020	As of December 31, 2019

Prepaid income taxes	$1,198,475	$1,173,122
Prepaid GST taxes	8,346	8,841
Total	$1,206,821	$1,181,963
The following table contains the detail of prepaid taxes:
	December 31, 2019	December 31, 2018

Prepaid income taxes	$1,173,122	$158,002
Prepaid GST taxes	8,841	30,196
Total	$1,181,963	$188,198

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Statutory rate	24.0%	24.0%
Preferential tax rate reduction	(0.8)%	(0.3)%
Permanent difference	(0.4)%	(0.5)%
Effective tax rate	22.8%	23.2%

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of	As of
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$260,479	$-
Deferred tax liabilities:
Deprecation	(25,682)	(18,901)
Deferred tax assets (liabilities), net	$234,797	$(18,901)